Stock-Based Compensation - Summary of Following Assumptions Presented on Weighted Average Basis (Details) - Employee Stock Option Member	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	3.43%	2.76%
Expected term (in years)	5 years 9 months 10 days	6 years 10 days
Expected volatility	67.59%	73.36%
Expected dividend yield	0.00%	0.00%